Finance Leases	6 Months Ended
Jun. 30, 2025
Finance Leases [Abstract]
FINANCE LEASES

NOTE 13 – FINANCE LEASES

The Company’s leases are mainly related to graphite anode material manufacturing equipment leases from financial lease companies. Finance lease contracts offer the Company an option to purchase assets at a nominal amount by the end of the lease term and it is reasonably certain the Company will exercise that option. The Company amortizes the finance lease right-of-use asset to the end of the useful life of the underlying asset.

As of June 30, 2025, the Company’s finance leases had a weighted average remaining lease term of 0.87 years and a weighted average discount rate of 8.04%.

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	Statement of Income	For the six months ended June 30,
	Location	2025	2024
Lease costs
Finance lease expense	Cost of goods sold	$308,661	$310,270

Maturity of lease liabilities under the finance leases as of June 30, 2024 were as follows:

Years ending December 31,
2025	$344,838
2026	656,527
Total lease payments	1,001,365
Less: interest	(45,662)
Present value of finance lease liabilities	$955,703
Finance lease liabilities, current	$955,703
Finance lease liabilities, non-current	$-